Financial instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	¥ 1,953	¥ 900
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,523	904
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	¥ 12,276	¥ 0